Segment Information (Details 3) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Non-current assets	£ 30,641	£ 34,386	£ 43,710
SPAIN
Statement Line Items [Line Items]
Non-current assets	2,154	2,125	1,433
UNITED KINGDOM
Statement Line Items [Line Items]
Non-current assets	15,331	16,489	14,019
UNITED STATES
Statement Line Items [Line Items]
Non-current assets	£ 13,156	£ 15,772	£ 28,258